Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Cumulative effects of accounting standard update - adoption of ASU	Common stock	Additional paid-in capital	Legal reserve	Other Retained earnings	Other Retained earnings Cumulative effects of accounting standard update - adoption of ASU	Total Retained Earnings	Total Retained Earnings Cumulative effects of accounting standard update - adoption of ASU	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. shareholders' equity	Total Canon Inc. shareholders' equity Cumulative effects of accounting standard update - adoption of ASU	Non- controlling interests
Balance at beginning of year at Dec. 31, 2019	¥ 2,883,980		¥ 174,762	¥ 405,017	¥ 67,572	¥ 3,455,083		¥ 3,522,655		¥ (308,442)	¥ (1,108,496)	¥ 2,685,496		¥ 198,484
Balance at beginning of year (ASU 2016-13) at Dec. 31, 2019		¥ (159)					¥ (159)		¥ (159)				¥ (159)
Equity transactions with noncontrolling interests and other	751			(316)						(9)	(15)	(340)		1,091
Dividends to Canon Inc. shareholders	(126,938)					(126,938)		(126,938)				(126,938)
Dividends to noncontrolling interests	(4,526)													(4,526)
Transfers to legal reserve					1,864	(1,864)
Comprehensive income:
Net income	95,943					83,318		83,318				83,318		12,625
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(17,354)									(17,355)		(17,355)		1
Net gains and losses on derivative instruments	970									987		987		(17)
Pension liability adjustments	1,382									30		30		1,352
Comprehensive income (loss)	80,941											66,980		13,961
Repurchases and reissuance of treasury stock	(50,008)			(81)		(69)		(69)			(49,858)	(50,008)
Balance at end of year at Dec. 31, 2020	2,784,041		174,762	404,620	69,436	3,409,371		3,478,807		(324,789)	(1,158,369)	2,575,031		209,010
Equity transactions with noncontrolling interests and other	1,663			(62)								(62)		1,725
Dividends to Canon Inc. shareholders	(88,891)					(88,891)		(88,891)				(88,891)
Dividends to noncontrolling interests	(5,181)													(5,181)
Transfers to legal reserve				(1,429)	(1,421)	2,850		1,429
Comprehensive income:
Net income	230,840					214,718		214,718				214,718		16,122
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	120,439									119,165		119,165		1,274
Net gains and losses on derivative instruments	(972)									(994)		(994)		22
Pension liability adjustments	56,508									54,824		54,824		1,684
Comprehensive income (loss)	406,815											387,713		19,102
Repurchases and reissuance of treasury stock	(18)			(10)		(11)		(11)			3	(18)
Balance at end of year at Dec. 31, 2021	3,098,429		174,762	403,119	68,015	3,538,037		3,606,052		(151,794)	(1,158,366)	2,873,773		224,656
Equity transactions with noncontrolling interests and other	(855)			298	(4,538)	4,536		(2)				296		(1,151)
Dividends to Canon Inc. shareholders	(119,326)					(119,326)		(119,326)				(119,326)
Dividends to noncontrolling interests	(6,161)													(6,161)
Transfers to legal reserve				1,432	1,032	(2,464)		(1,432)
Comprehensive income:
Net income	260,084					243,961		243,961				243,961		16,123
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	186,563									185,768		185,768		795
Net unrealized gains and losses on securities	(34)									(34)		(34)
Net gains and losses on derivative instruments	449									466		466		(17)
Pension liability adjustments	29,897									28,217		28,217		1,680
Comprehensive income (loss)	476,959											458,378		18,581
Repurchases and reissuance of treasury stock	(100,016)			(11)		(9)		(9)			(99,996)	(100,016)
Balance at end of year at Dec. 31, 2022	¥ 3,349,030		¥ 174,762	¥ 404,838	¥ 64,509	¥ 3,664,735		¥ 3,729,244		¥ 62,623	¥ (1,258,362)	¥ 3,113,105		¥ 235,925